Cash generated from operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cash generated from operations
(Loss)/profit on continuing operations before tax	$ (74,049)	$ 53,408	$ (271,729)
Profit from discontinued operations	3,515	11,667
Adjustments for:
Depreciation	2,543	1,292	53
Amortisation of intangible assets	91
Gain on sale of property, plant and equipment	(53)
Impairment loss on trade receivables and contract assets	12,335
Impairment loss on intangible assets	17,601
Change in trade and other receivables	21,136	(17,949)	(6,132)
Change in trade and other payables	(7,982)	5,586	(1,290)
Share option charge	14,118	21,742	166
Finance income	(41)
Interest payable	284	221	1,078
Change in fair value of warrants	(10,638)	(117,394)	98,090
IFRS 2 adjustment relating to reverse acquisition			155,460
Cash (used in)/generated from operations	(21,140)	(41,427)	(24,304)
Reconciliation of net cashflow to movements in net debt:
Opening net cash/(debt)	48,966	86,966	(5,265)
Convertible facilities received			(14,148)
Borrowings received			(5,042)
Net interest charge			(100)
Facilities converted			18,864
Repayment of borrowings			6,120
Movement in cash	(4,054)	(28,975)	86,765
Movement on foreign exchange	(457)	(9,025)	(228)
Movement in net cash/ (debt)	(4,511)	(38,000)	92,231
Closing net cash/(debt)	44,455	48,966	86,966
Composition of closing net cash/(debt)
Cash	44,455	48,966	86,966	$ 195
Net cash/(debt)	$ 44,455	$ 48,966	$ 86,966	$ (5,265)